UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:	333-227446-01
Central Index Key Number of the issuing entity:	0001758882

Morgan Stanley Capital I Trust 2018-H4

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:	333-227446
Central Index Key Number of the depositor:	0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC
(Central Index Key Number 0001541557)

Argentic Real Estate Finance LLC
(Central Index Key Number 0001624053)

Starwood Mortgage Capital LLC
(Central Index Key Number 0001548405)

KeyBank National Association
(Central Index Key Number 0001089877)

Cantor Commercial Real Estate Lending, L.P.
(Central Index Key Number 0001558761)

(Exact names of sponsors as specified in their respective charters)

Amy Kim, (212) 762-5079
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)
Date: December 10, 2018
/s/ George Kok
By: George Kok, Chief Executive Officer & President

MSC 2018-H4 – ABS-EE

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document